Subsequent Events	12 Months Ended
Dec. 31, 2013
Notes
Subsequent Events

Note 12:  Subsequent Events

The Company evaluated subsequent events through March 26 2014, the date the financial statements were issued.  During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.